AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 2001


                               FILE NOS. 2-90518
                                    811-4006

   ==========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 46

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 47

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 388 GREENWICH STREET, NEW YORK, NEW YORK 10013
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                       BINGHAM DANA LLP, 885 THIRD AVENUE
                            NEW YORK, NY 10022-4873
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                      BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective in 80 days pursuant to paragraph (a) of Rule 485.
__________________________________

* This filing relates only to Salomon Brothers All Cap Growth Fund and Salomon Brothers Emerging Growth Fund. Salomon Brothers Large Cap Core Equity Fund and Salomon Brothers All Cap Value Fund are series of Salomon Brothers Series Fund Inc., a different registrant.

                                Explanatory Note

         Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 46 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) pursuant to Rule 485(a) on July 3, 2001 (Accession No. 0000950117-01-500683) are herein incorporated by reference. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 5, 2001.

                                     PART C

ITEM 23. EXHIBITS.

------------------------ ----------- ------------------------------------------------------------------------
*                        a(1)        Amended and Restated Declaration of Trust of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
**, ***, *******,        a(2)        Amendments to the Amended and Restated Declaration of Trust of the
********                             Registrant

------------------------ ----------- ------------------------------------------------------------------------
*********, ***********   a(3)        Forms of Amendments to the Amended and Restated Declaration of Trust
and ************                     of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
***                      b(1)        Amended and Restated By-Laws of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
***                      b(2)        Amendments to the Amended and Restated By-Laws of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
*********                b(3)        Form of Amendment to the Amended and Restated By-Laws of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
'D'                      d(1)        Form of Management Agreement between the Registrant and Salomon
                                     Brothers Asset Management Inc. ('SBAM'), as manager

------------------------ ----------- ------------------------------------------------------------------------
**********               e(1)        Form of Distribution Agreement between the Registrant and Salomon
                                     Smith Barney, Inc. (the 'Distributor'), as distributor

------------------------ ----------- ------------------------------------------------------------------------
***                      g(1)        Custodian Contract between the Registrant and State Street Bank and
                                     Trust Company ('State Street'), as custodian

------------------------ ----------- ------------------------------------------------------------------------
'D'                      g(2)        Form of Letter Agreement adding the Funds to the Custodian Contract between the Registrant and State Street

------------------------ ----------- ------------------------------------------------------------------------
**********               h(1)        Transfer Agency Agreement with Citi Fiduciary Trust Company, as transfer agent

------------------------ ----------- ------------------------------------------------------------------------
**********               h(2)        Form of Letter Agreement adding the Funds to the Transfer Agency and
                                     Servicing Agreement with Citi Fiduciary Trust Company, as transfer agent

------------------------ ----------- ------------------------------------------------------------------------
'D'                      i           Opinion and consent of counsel

------------------------ ----------- ------------------------------------------------------------------------
'D'                      m           Form of Service Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
*****                    o           Multiple Class Plan of the Registrant

------------------------ ----------- ------------------------------------------------------------------------
*********                p(1)        Code of Ethics for the Registrant and SBAM

------------------------ ----------- ------------------------------------------------------------------------
********* and            p(2)        Code of Ethics for Distributor
************

------------------------ ----------- ------------------------------------------------------------------------
**** and ******          q(1)        Powers of Attorney for the Registrant

------------------------ ----------- ------------------------------------------------------------------------

 * Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.

** Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 1997.

*** Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

 **** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.

***** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

 ****** Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.

 ******* Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 29, 1999.

******** Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 28, 2000.

*********      Incorporated herein by reference to Post-Effective  Amendment No.
               39 to the Registrant's  Registration Statement on Form N-1A (File
               No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

**********     Incorporated herein by reference to Post-Effective  Amendment No.
               40 to the Registrant's  Registration Statement on Form N-1A (File
               No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

***********    Incorporated herein by reference to Post-Effective  Amendment No.
               41 to the Registrant's  Registration Statement on Form N-1A (File
               No. 2-90518) as filed with the Securities and Exchange Commission on June 30, 2000.

************   Incorporated herein by reference to Post-Effective  Amendment No.
               42 to the Registrant's  Registration Statement on Form N-1A (File
               No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

'D'            To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 25. INDEMNIFICATION.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Salomon Smith Barney, Inc. filed as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Salomon Smith Barney, Inc. ('Salomon Smith Barney') the Registrant's Distributor, is also the distributor for the following Salomon Brothers funds:
Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc. and Salomon Brothers Variable Series Funds Inc. Salomon Smith Barney, Inc., the Registrant's distributor, is also the distributor for Citism U.S. Treasury Reserves, Citism Cash Reserves, Citi(R)Premium U.S. Treasury Reserves, Citi(R)Premium Liquid Reserves, Citi(R)Institutional U.S. Treasury Reserves, Citi(R)Institutional Liquid Reserves, Citi(R)Institutional Cash Reserves, Citi(R)Tax Free Reserves, Citi(R) Institutional Tax Free Reserves, Citi(R)California Tax Free Reserves,
Citi(R)Connecticut Tax Free Reserves, Citi(R)New York Tax Free Reserves, Citi(R)Short-Term U.S. Government Income Fund, Citi(R)New York Tax Free Income Fund, Citi(R)National Tax Free Income Fund, and Citi(R)California Tax Free Income Fund. Salomon Smith Barney, Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney, Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney, Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

------------------------------------------- ----------------------------------
NAME                                        ADDRESS
------------------------------------------- ----------------------------------
Salomon Smith Barney, Inc.                  388 Greenwich Street
(distributor)                               New York, New York 10013
------------------------------------------- ----------------------------------
State Street Bank and Trust Company         1776 Heritage Drive
(custodian and fund accounting agent)       North Quincy, MA 02171
------------------------------------------- ----------------------------------
Citi Fiduciary Trust Company                125 Broad Street
(transfer agent)                            New York, New York 10004
------------------------------------------- ----------------------------------

ITEM 29. MANAGEMENT SERVICES.

         Not applicable.

ITEM 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this
Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of September, 2001.

                                          CITIFUNDS TRUST I

                                          By: /s/ THOMAS C. MANDIA
                                              Thomas C. Mandia
                                              Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 17, 2001.

------------------------------ -------------------------------------------
SIGNATURE                      TITLE
------------------------------ -------------------------------------------

HEATH B. MCLENDON*             President, Principal Executive
HEATH B. MCLENDON              Officer and Trustee
------------------------------ -------------------------------------------

LEWIS E. DAIDONE*              Principal Financial Officer and Principal
LEWIS E. DAIDONE               Accounting Officer
------------------------------ -------------------------------------------

ELLIOTT J. BERV*               Trustee
ELLIOTT J. BERV
------------------------------ -------------------------------------------

DONALD M. CARLTON*             Trustee
DONALD M. CARLTON
------------------------------ -------------------------------------------

A. BENTON COCANOUGHER*         Trustee
A. BENTON COCANOUGHER
------------------------------ -------------------------------------------

MARK T. FINN*                  Trustee
MARK T. FINN
------------------------------ -------------------------------------------

RILEY C. GILLEY*               Trustee
RILEY C. GILLEY
------------------------------ -------------------------------------------

STEPHEN RANDOLPH GROSS*        Trustee
STEPHEN RANDOLPH GROSS
------------------------------ -------------------------------------------

DIANA R. HARRINGTON*           Trustee
DIANA R. HARRINGTON
------------------------------ -------------------------------------------

SUSAN B. KERLEY*               Trustee
SUSAN B. KERLEY
------------------------------ -------------------------------------------

C. OSCAR MORONG, JR.*          Trustee
C. OSCAR MORONG, JR.
------------------------------ -------------------------------------------

ALAN G. MERTEN*                Trustee
ALAN G. MERTEN
------------------------------ -------------------------------------------

E. RICHARDSON PETTIT*          Trustee
E. RICHARDSON PETTIT
------------------------------ -------------------------------------------

WALTER E. ROBB, III*           Trustee
WALTER E. ROBB, III
------------------------------ -------------------------------------------

E. KIRBY WARREN*               Trustee
E. KIRBY WARREN
------------------------------ -------------------------------------------

*By:     /s/ THOMAS C. MANDIA
         THOMAS C. MANDIA

EXECUTED BY THOMAS C. MANDIA ON BEHALF OF THOSE
INDICATED PURSUANT TO POWERS OF ATTORNEY

                                  EXHIBIT INDEX

EXHIBIT

NO.:                                DESCRIPTION:

None